Average Annual Total Returns - MCL - Victory RS Mid Cap Growth Fund	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	34.84%	15.46%	14.12%	33.61%	13.74%	13.26%	21.48%	11.55%	11.45%	35.59%	18.66%	15.04%